SHARE BASED COMPENSATION (Summary of Non-vested Shares) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of option outstanding
Nonvested at January 1, 2012	6,988,848
Granted	160,000
Vested	(1,877,440)
Forfeited	(589,560)
Nonvested at December 31, 2012	4,681,848	6,988,848
Expected to vest as of December 31, 2012	3,735,216
Weighted-Average Fair Value in Grant Date
Nonvested at January 1, 2012	7.59
Granted	5.60
Vested	8.29
Forfeited	5.00
Nonvested at December 31, 2012	7.56	7.59
Expected to vest as of December 31, 2012	7.64
Fair value of shares vested	8,928,354	17,489,306	23,534,284